Consolidated Statements of Changes in Equity - USD ($)		Amount ($0.12 par)	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Retained earnings (Deficit)	Non- controlling Interests	Total Equity
Balance at Dec. 31, 2020		$ 52,069	$ (50,000)	$ 2,082,795	$ 223,500		$ 204,249	$ (4,722,294)	$ 49,663	$ (2,160,018)
Balance (in Shares) at Dec. 31, 2020	[1]	433,677
Currency translation adjustments							(9,915)			(9,915)
Stock-based compensation expense (Note 20)		$ 563		(563)
Stock-based compensation expense (Note 20) (in Shares)	[2]	4,689
Remeasurements of defined benefit plan (Note 18)							627,193			627,193
Issuance of ordinary shares for acquisition of Handshake (Note 3)		$ 131		327,632						327,763
Issuance of ordinary shares for acquisition of Handshake (Note 3) (in Shares)	[2]	1,091
Issuance of ordinary shares for acquisition of AI Singapore (Note 3)				(12,719)						(12,719)
Issuance of ordinary shares through initial public offering (“IPO”) (Note 19)		$ 10,843		12,977,028						12,987,871
Issuance of ordinary shares through initial public offering (“IPO”) (Note 19) (in Shares)	[2]	90,309
Issuance of warrants through initial public offering (“IPO”) (Note 19)				5,422		251,036				256,458
Net loss for the year end from continuing operations								(5,502,130)	(29,224)	(5,531,354)
Net loss (Profit) for the year end from discontinued operations								20,204	19,496	39,700
Balance at Dec. 31, 2021		$ 63,606	(50,000)	15,379,595	223,500	251,036	821,527	(10,204,220)	39,935	6,524,979
Balance (in Shares) at Dec. 31, 2021	[2]	529,766
Currency translation adjustments							(260,682)			(260,682)
Stock-based compensation expense (Note 20)		$ 840		251,255						252,095
Stock-based compensation expense (Note 20) (in Shares)	[2]	7,000
Cancellation of shares (Note 19)
Cancellation of shares (Note 19) (in Shares)	[2]	(2)
Remeasurements of defined benefit plan (Note 18)							551,649			551,649
Issuance of ordinary shares through private placements (see Note 19)		$ 49,978		18,225,750						18,275,728
Issuance of ordinary shares through private placements (see Note 19) (in Shares)	[2]	416,483
Issuance of ordinary shares through exercise of warrants		$ 32,960		2,981,751						3,014,711
Issuance of ordinary shares through exercise of warrants (in Shares)	[2]	274,659
Issuance of ordinary shares for acquisition of subsidiaries		$ 17,769		4,562,111						4,579,880
Issuance of ordinary shares for acquisition of subsidiaries (in Shares)	[2]	148,071
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated (see Note 19)		$ 29,160		4,830,840						4,860,000
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated (see Note 19) (in Shares)	[2]	243,000
Net loss for the year end from continuing operations								(18,549,500)	(54,126)	(18,603,626)
Net loss (Profit) for the year end from discontinued operations								(15,294)	(47,138)	(62,432)
Balance at Dec. 31, 2022		$ 194,313	(50,000)	46,231,302	223,500	251,036	1,112,494	(28,769,014)	(61,329)	19,132,302
Balance (in Shares) at Dec. 31, 2022	[2]	1,618,977
Currency translation adjustments							(130,860)			(130,860)
Stock-based compensation expense (Note 20)				271,800						271,800
Cancellation of shares (Note 19)		$ (29,441)		(4,880,223)						(4,909,664)
Cancellation of shares (Note 19) (in Shares)		(245,339)
Issuance of ordinary shares through CMPOs (Note 19)		$ 593,542		20,273,844						20,867,386
Issuance of ordinary shares through CMPOs (Note 19) (in Shares)		4,946,184
Remeasurements of defined benefit plan (Note 18)							3,486			3,486
Issuance of ordinary shares through exercise of warrants		$ 15,468		491,224						506,692
Issuance of ordinary shares through exercise of warrants (in Shares)		128,901
Issuance of ordinary shares for acquisition of assets (Note 19)		$ 31,500		1,816,500						1,848,000
Issuance of ordinary shares for acquisition of assets (Note 19) (in Shares)		262,500
Issuance of ordinary shares for a convertible note conversion (Note 15)		$ 20,640		1,217,760						1,238,400
Issuance of ordinary shares for a convertible note conversion (Note 15) (in Shares)		172,000
Issuance of ordinary shares for a borrowing conversion (Note 14)		$ 353,658		15,560,957						15,914,615
Issuance of ordinary shares for a borrowing conversion (Note 14) (in Shares)		2,947,150
Net loss for the year end from continuing operations								(21,594,240)	(29,280)	(29,623,520)
Net loss (Profit) for the year end from discontinued operations								22,579	11,559	34,138
Balance at Dec. 31, 2023		$ 1,179,680	$ (50,000)	$ 80,983,164	$ 223,500	$ 251,036	$ 985,120	$ (58,340,675)	$ (79,050)	$ 25,152,775
Balance (in Shares) at Dec. 31, 2023		9,830,373

[1]	Giving retroactive effect to the share consolidation on 2021 and 2023 August 20, 2021 and January 31, 2023, respectively, and the outstanding ordinary shares of a par value is automatically converted.
[2]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023, and the outstanding ordinary shares of a par value is automatically converted.